Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ 17,866	$ 32,467	$ 28,771
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	574	443	(237)
Comprehensive loss	$ 18,440	$ 32,910	$ 28,534